Cash flow information (Tables)	12 Months Ended
Jun. 30, 2021
Cash flow information
Summary of reconciliation of loss for year to cash generated from operations

		For the year ended June 30,
		2019	2020	2021
	Note	RMB’000	RMB’000	RMB’000
Loss for the year		(294,409)	(260,176)	(1,429,447)
Less: Loss from discontinued operations for the year		303,830	130,045	—

Profit / (loss) from continuing operations for the year		9,421	(130,131)	(1,429,447)
Adjustments for:
Interest on lease liabilities	10	22,845	26,117	26,817
Depreciation and amortization	8	191,778	268,669	265,019
Interest on loans and borrowings	10	2,364	5,221	1,545
Interest income	10	(7,311)	(25,608)	(40,433)
Investment income from other investments	9	(1,348)	(26,387)	(66,837)
Net change in fair value of other investments	9	(1,465)	1,465	(2,968)
Losses on disposal of property, plant and equipment and intangible assets	9	1,611	2,526	2,317
Impairment loss on non-current assets		27,542	36,844	2,941
Unrealized foreign exchange (gain) / loss		(8,844)	6,064	(46,378)
Effect of lease contract cancellation		(839)	657	(2,630)
Fair value changes of paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights		709,780	680,033	1,625,287
Share of loss of an equity-accounted investee, net of tax		—	—	4,011
Equity-settled share-based payment expenses	8	122,058	364,380	281,319
Income tax	11(a)	279,583	210,949	213,255
Changes in working capital:
Inventories		(392,824)	(86,717)	(93,197)
Trade and other receivables		83,656	(120,235)	(80,087)
Contract liabilities		119,048	(29,033)	34,353
Trade and other payables		509,851	50,310	386,703
Restricted cash		(6,262)	1,861	3,376
Deferred income		—	—	26,065

Cash generated from operations		1,660,644	1,236,985	1,111,031

Summary of reconciliation of liabilities arising from financing activities

		Paid-in capital
		subject to
		redemption and
		other
	Loans and	preferential	Interest	Lease	Other
	borrowings	rights	payable	liabilities	payables	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note 26			Note 28
At July 1, 2018	21,228	—	674	460,679	—	482,581
Changes from financing cash flows:
Proceeds from the issue of paid-in capital subject to redemption and other preferential rights	—	991,514	—	—	—	991,514
Proceeds from loans and borrowings	1,375	—	—	—	—	1,375
Repayment of loans and borrowings	(14,795)	—	—	—	—	(14,795)
Interest of loans and borrowings paid	—	—	(1,383)	—	—	(1,383)
Payment of capital element and interest element of lease liabilities	—	—	—	(166,781)	—	(166,781)
Payments for acquisition of subsidiaries	—	—	—	—	(122,923)	(122,923)
Total changes from financing cash flows	(13,420)	991,514	(1,383)	(166,781)	(122,923)	687,007
Exchange adjustments	252	—	—	9,042	—	9,294
Other changes:
Transfer of liabilities directly associated with the assets held for sale	—	—	—	(41,055)	—	(41,055)
Fair value changes of paid-in capital subject to redemption and other preferential rights	—	709,780	—	—	—	709,780
Increase in lease liabilities from entering into new leases during the year	—	—	—	228,324	—	228,324
Decrease in lease liabilities from derecognition	—	—	—	(16,484)	—	(16,484)
Increase in interest expenses	—	—	2,364	22,845	—	25,209
Increase in payable in connection with acquisition of subsidiaries under common control	—	—	—	—	133,394	133,394
Total other changes	—	709,780	2,364	193,630	133,394	1,039,168
At June 30, 2019	8,060	1,701,294	1,655	496,570	10,471	2,218,050

		Paid-in capital
		subject to
		redemption and
		other
		preferential
		rights /
		Redeemable
	Loans and	shares with other	Interest	Lease	Other
	borrowings	preferential rights	payable	liabilities	payables	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note 26			Note 28
At July 1, 2019	8,060	1,701,294	1,655	496,570	10,471	2,218,050

Changes from financing cash flows:
Proceeds from loans and borrowings	410,734	—	—	—	—	410,734
Repayment of loans and borrowings	(2,889)	—	—	—	—	(2,889)
Interest of loans and borrowings paid	—	—	(6,266)	—	—	(6,266)
Payment of capital element and interest element of lease liabilities	—	—	—	(193,827)	—	(193,827)
Payments for acquisition of subsidiaries under common control	—	—	—	—	(10,471)	(10,471)
Total changes from financing cash flows	407,845	—	(6,266)	(193,827)	(10,471)	197,281

Exchange adjustments	484	—	—	(9,939)	—	(9,455)
Other changes:
Fair value changes of redeemable shares with other preferential rights	—	680,033	—	—	—	680,033
Increase in lease liabilities from entering into new leases during the year	—	—	—	298,516	—	298,516
Decrease in lease liabilities from derecognition	—	—	—	(14,463)	—	(14,463)
Increase in interest expenses	—	—	5,221	26,117	—	31,338
Total other changes	—	680,033	5,221	310,170	—	995,424
At June 30, 2020	416,389	2,381,327	610	602,974	—	3,401,300

		Redeemable
		shares with
	Loans and	other preferential	Interest	Lease
	borrowings	rights	payable	liabilities	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	Note 26			Note 28
At July 1, 2020	416,389	2,381,327	610	602,974	3,401,300

Additions through business combination	21,979	—	—	38,713	60,692
Changes from financing cash flows:
Proceeds from loans and borrowings	313	—	—	—	313
Repayment of loans and borrowings	(416,588)	—	—	—	(416,588)
Interest of loans and borrowings paid	—	—	(1,488)	—	(1,488)
Payment of capital element and interest element of lease liabilities	—	—	—	(215,762)	(215,762)
Total changes from financing cash flows	(416,275)	—	(1,488)	(215,762)	(633,525)

Exchange adjustments	(1,499)	(42,771)	—	(22,607)	(66,877)
Other changes:
Fair value changes of redeemable shares with other preferential rights	—	1,625,287	—	—	1,625,287
Decrease in redeemable shares with other preferential rights	—	(3,963,843)	—	—	(3,963,843)
Increase in lease liabilities from entering into new leases during the year	—	—	—	403,955	403,955
Decrease in lease liabilities from derecognition	—	—	—	(29,678)	(29,678)
Increase in interest expenses	—	—	1,545	26,817	28,362
Total other changes	—	(2,338,556)	1,545	401,094	(1,935,917)
At June 30, 2021	20,594	—	667	804,412	825,673

Summary of total cash out flow for leases

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Within operating cash flows	(28,852)	(32,007)	(31,502)
Within financing cash flows	(166,781)	(193,827)	(215,762)
	(195,633)	(225,834)	(247,264)